Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.80%	1.80%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.82%	0.75%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.13%	3.77%
Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		5.39%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.43%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.90%